Variable Interest Entities (Details) (USD $) In Millions	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
The carrying amounts and classification of assets and liabilities included in our Consolidated Balance Sheets for these consolidated entities are as follows:
Current Assets	$ 6,684.9	$ 4,974.8
Current Liabilities	1,928.5	1,303.9
Non Current Liabilities	0	0
Net sales to external customers of VIEs	9,937.8	6,759.1	10,298.0
VIE, Fixed rate Senior Secured Note due December 15, 2010	48.0	15.2
Variable Interest Entity Primary Beneficiary [Member]
The carrying amounts and classification of assets and liabilities included in our Consolidated Balance Sheets for these consolidated entities are as follows:
Current Assets	230.0	161.7
Non Current Assets	50.7	52.0
Total Assets	280.7	213.7
Current Liabilities	63.0	35.0
Total Liabilities	63.0	35.0
Variable Interest Entity Phos Chem [Member]
The carrying amounts and classification of assets and liabilities included in our Consolidated Balance Sheets for these consolidated entities are as follows:
Net sales to external customers of VIEs	2,300.0	1,600.0	2,700.0
Variable Interest Entity South Fort Meade Partnership [Member]
The carrying amounts and classification of assets and liabilities included in our Consolidated Balance Sheets for these consolidated entities are as follows:
VIE, Fixed rate Senior Secured Note due December 15, 2010		$ 6.7